Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Equity

15. Equity

Class A and B Common Stock

The Company is authorized to issue up to 275,000,000 shares, consisting of 25,000,000 Class A Common Stock, and 25,000,000 shares of Class B Common Stock par value $0.0001 per share.

As discussed in Note 4 - Reverse Merger Capitalization with 7GC & Co. Holdings Inc., the Company has retroactively adjusted the shares issued and outstanding prior to December 14, 2023 to give effect to the Exchange Ratio to determine the number of shares of Company Common Stock into which they were converted.

The Class A Common Stock and Class B Common Stock entitle their holders to one vote per share and ten votes per share, respectively, on each matter properly submitted to the stockholders entitled to vote thereon. The holders of shares of Common Stock shall be entitled to receive dividends declared by the Board of Directors, on a pro rata basis based on the number of shares of Common Stock held by each such holder, assuming conversion of all Class B Common Stock into Class A Common Stock at a one to one conversion ratio.

There were 3,003,810 shares (692,676 Class A common stock and 2,311,134 Class B common stock) issued and outstanding at June 30, 2024 and 2,585,296 shares (274,162 Class A common stock and 2,311,134 Class B common stock) issued and outstanding at December 31, 2023.

May 22, 2024 Equity Financing

On May 22, 2024, Banzai entered into a securities purchase agreement with accredited investors, providing for the issuance and sale of 104,556 shares of the Company’s Class A common stock (“Common Stock”) 173,222 pre-funded warrants (the “Pre-Funded Warrants”), and 277,778 common warrants (the “Common Warrants”) in a registered direct offering priced at-the-market under Nasdaq rules for a purchase price of $9.00 per share (the “ May 2024 Offering”). The Common Warrants have an exercise price of $9.00 per share and the Pre-Funded Warrants have an exercise price of $0.0050 per share, are initially exercisable immediately on the date of issuance (the “Initial Exercise Date”). The Common Warrants expire five years from the Initial Exercise Date while the Pre-Funded Warrants do not expire. The aggregate gross proceeds to the Company from the May 2024 Offering were approximately $2.5 million. The Company used the net proceeds from the May 2024 Offering for working capital and general corporate purposes. The closing of the sale of these securities occurred on May 28, 2024. The securities were issued pursuant to the Company’s registration statement on Form S-1/A filed with the SEC on May 16, 2024 (File No. 333-278871) and became effective on May 21, 2024. As of June 30, 2024 all Pre-Funded warrants were exercised.

A.G.P./Alliance Global Partners (“AGP”) acted as placement agent for the May 2024 Offering, pursuant to a placement agency agreement, dated May 22, 2024, between the Company and AGP (the “Placement Agency Agreement”). Under the Placement Agency Agreement, AGP received a fee in the form of (a) a cash fee equal to 7.0% of the aggregate purchase price paid by each purchaser of securities that were sold in the May 2024 Offering (the “Cash Fee”); provided, however, that the Cash Fee was reduced by an amount equal to $25,000 to be paid to the Company’s financial advisor, and (b) warrants (the “Placement Agent Warrants”) to purchase Class A Common Stock equal to 6% of the aggregate number of shares of Class A Common Stock sold in the May 2024 Offering at an exercise price per share equal to 110% of the price per share of Class A Common Stock sold in the May 2024 Offering. The Company recognized the Placement Agent Warrants as a stock issuance cost as they are issued for services in connection with an offering.

The Company additionally incurred approximately $409,000 of legal fees associated with the May 2024 Offering which is recognized as a stock issuance cost and reflected as a reduction within additional paid-in capital.

May 22, 2024 Common Warrants

As discussed above, on May 22, 2024, in conjunction with the issuance and sale of 104,556 shares of the Company’s Class A common stock, the Company issued 277,778 Common Warrants which did not meet the definition of a liability pursuant to ASC 480 and met all of the requirements for equity classification under ASC 815 as such were classified in stockholder’s equity. The measurement of fair value of the Common Warrants were determined utilizing a Black-Scholes model considering all relevant assumptions current at the date of issuance (i.e., share price of $9.00, exercise price of $9.00, term of five years, volatility of 87%, risk-free rate of 4.6%, and expected dividend rate of 0%). The relative fair value of these Common Warrants, net of issuance costs, on date of issuance was estimated to be approximately $722,000 and is reflected within additional paid-in capital.

May 22, 2024 Pre-Funded Warrants

As discussed above, on May 22, 2024, in conjunction with the issuance and sale of 104,556 shares of the Company’s Class A common stock, the Company issued 173,222 Pre-Funded Warrants which did not meet the definition of a liability pursuant to ASC 480 and met all of the requirements for equity classification under ASC 815 as such were classified in stockholder’s equity. were classified in stockholder’s equity. The measurement of fair value of the Pre-Funded Warrants were determined as the intrinsic value calculated as the common stock price on the issuance date minus the exercise price. The relative fair value of these Pre-Funded Warrants, net of issuance costs, on date of issuance was estimated to be approximately $660,000 and is reflected within additional paid-in capital. On May 28, 2024 the Pre-Funded warrants were exercised.

May 22, 2024 Placement Agent Warrants

As discussed above, on May 22, 2024, in conjunction with the issuance and sale of 104,556 shares of the Company’s Class A common stock and Pre-Funded Warrants, the Company issued 16,667 Placement Agent Warrants. As the Placement Agent Warrants were issued for services provided in facilitating the May 2024 Offering, the Company recorded the fair value of such Placement Agent Warrants of approximately $100,000 as a cost of capital on the issuance date. The measurement of fair value was determined utilizing a Black-Scholes model considering all relevant assumptions current at the date of issuance (i.e., share price of $9.00, exercise price of $9.00, term of five years, volatility of 87%, risk-free rate of 4.6%, and expected dividend rate of 0%).

Preferred Stock

The Company is authorized to issue 75,000,000 shares of preferred stock with a par value of $0.0001 per share. The board of directors of the Company (the “Board”) has the authority to issue preferred stock and to determine the rights, privileges, preferences, restrictions, and voting rights of those shares. As of June 30, 2024 and December 31, 2023, no shares of preferred stock were outstanding.

Yorkville Standby Equity Purchase Agreement (“SEPA”)

On December 14, 2023, the Company entered into the SEPA with YA II PN, LTD, a Cayman Islands exempt limited partnership managed by Yorkville Advisors Global, LP (“Yorkville”) in connection with the Merger. Pursuant to the SEPA, subject to certain conditions, the Company shall have the option, but not the obligation, to sell to Yorkville, and Yorkville shall subscribe for, an aggregate amount of up to up to $100,000,000 of the Company’s shares of Class A common stock, par value $0.0001 per share, at the Company’s request any time during the commitment period commencing on December 14, 2023 and terminating on the 36-month anniversary of the SEPA (the “SEPA Option”).

Each advance (each, an “Advance”) the Company requests under the SEPA (notice of such request, an “Advance Notice”) may be for a number of shares of Class A common stock up to the greater of (i) 10,000 shares or (ii) such amount as is equal to 100% of the average daily volume traded of the Class A common stock during the five trading days immediately prior to the date the Company requests each Advance; provided, in no event shall the number of shares of Class A common stock issued cause the aggregate shares of Class A common stock held by Yorkville and its affiliates as of any such date to exceed 9.99% of the total number of shares of Class A common stock outstanding as of the date of the Advance Notice (less any such shares held by Yorkville and its affiliates as of such date) (the “Exchange Cap”). The shares would be purchased, at the Company’s election, at a purchase price equal to either:

(i)	95% of the average daily Volume Weighted Average Price (“VWAP”) of the Class A Common Stock on the Nasdaq Stock Market (“Nasdaq”), subject to certain conditions per the SEPA (the “Option 1 Pricing Period; or

(ii)	96% of the lowest daily VWAP of the Class A Common Stock during the three trading days commencing on the Advance Notice date, subject to certain conditions per the SEPA (the “Option 2 Pricing Period”).

Any purchase under an Advance would be subject to certain limitations, including that Yorkville shall not purchase or acquire any shares that would result in it and its affiliates beneficially owning more than 9.99% of the then outstanding voting power or number of shares of Class A common stock or any shares that, aggregated with shares issued under all other earlier Advances, would exceed 19.99% of all shares of Class A common stock and Class B common stock of the Company, par value $0.0001 per share, outstanding on the date of the SEPA, unless Company securityholder approval was obtained allowing for issuances in excess of such amount.

The SEPA Option was determined to be a freestanding financial instrument which did not meet the criteria to be accounted for as a derivative instrument or to be recognized within equity. Pursuant to ASC 815 Derivatives and Hedging (“ASC 815”), the Company will therefore recognize the SEPA Option as an asset or liability, measured at fair value at the date of issuance, December 14, 2023, and in subsequent reporting periods, with changes in fair value recognized in earnings. The SEPA Option was determined to have a fair value of $0 on the date of issuance as well as at December 31, 2023 and June 30, 2024.

In connection with the execution of the SEPA, the Company agreed to pay a commitment fee of $500,000 to Yorkville at the earlier of (i) March 14, 2024 or (ii) the termination of the SEPA, which will be payable, at the option of the Company, in cash or shares of Class A common stock through an Advance (the “Deferred Fee”). In March 2024 the Company issued 14,201 Class A common stock as payment for the Deferred Fee.

Pursuant to the terms of the SEPA, at any time that there is a balance outstanding under the Yorkville Promissory Notes, Yorkville has the right to receive shares to pay down the principal balance, and may select the timing and delivery of such shares (via an “Investor Notice”), in an amount up to the outstanding principal balance on the Yorkville Promissory Notes at a purchase price equal to the lower of (i) $500.00 per share of Class A common stock (the “Fixed Price”), or (ii) 90% of the lowest daily Volume Weighted Average Price (“VWAP”) of the Class A common stock on Nasdaq during the 10 consecutive Trading Days immediately preceding the Investor Notice date or other date of determination (the “Variable Price”). The Variable Price shall not be lower than $100.00 per share (the “Floor Price”). The Floor Price shall be adjusted (downwards only) to equal 20% of the average VWAP for the five trading days immediately prior to the date of effectiveness of the initial Registration Statement. Notwithstanding the foregoing, the Company may reduce the Floor Price to any amount via written notice to Yorkville, provided that such amount is no more than 75% of the closing price on the Trading Day immediately prior to the time of such reduction and no greater than $100.00 per share of Class A common stock (the “Conversion Price”). At any time that there is a balance outstanding under the Yorkville Promissory Notes, the Company is not permitted to issue Advance Notices under the SEPA unless an Amortization Event has occurred under the terms of the Yorkville Promissory Notes agreement.

There were no Advance Notices issued pursuant to the SEPA during the period ended June 30, 2024 or as of the date that these financial statements were issued, apart from the Premium Advance which was issued pursuant to the terms of the Amended Debt Agreement (see Note 11 - Debt)

18. Equity

Class A and B Common Stock

The Company is authorized to issue up to 275,000,000 shares, consisting of 250,000,000 Class A Common Stock, and 25,000,000 shares of Class B Common Stock par value $0.0001 per share.

As discussed in Note 4-Reverse Merger Capitalization with 7GC & Co. Holdings Inc., the Company has retroactively adjusted the shares issued and outstanding prior to December 14, 2023 to give effect to the Exchange Ratio to determine the number of shares of Company Common Stock into which they were converted.

Class A Common Stock and Class B Common Stock entitle their holders to one vote per share and ten votes per share, respectively, on each matter properly submitted to the stockholders entitled to vote thereon. The holders of shares of Common Stock shall be entitled to receive dividends declared by the Board of Directors, on a pro rata basis based on the number of shares of Common Stock held by each such holder, assuming conversion of all Class B Common Stock into Class A Common Stock at a one to one conversion ratio.

Preferred Stock

The Company is authorized to issue 75,000,000 shares of preferred stock with a par value of $0.0001 per share. The board of directors of the Company (the “Board”) has the authority to issue preferred stock and to determine the rights, privileges, preferences, restrictions, and voting rights of those shares. As of December 31, 2023, no shares of preferred stock were outstanding.

On December 14, 2023, pursuant to the Merger, 2,328,823 outstanding shares of Preferred Stock were automatically converted into 28,629 shares of the Company’s Class A Common Stock pursuant to the Exchange Ratio. Refer to Note 4-Reverse Merger Capitalization with 7GC & Co. Holdings Inc. for further details.

Restricted Stock

In connection with the acquisition of Demio and High Attendance, the Company issued restricted stock to the selling securityholders and founders of Demio. 14,916 shares of the Company’s restricted Class A common stock were issued to the selling securityholders and founders of Demio and 1,638 shares of the Company’s restricted Class A common stock were issued to the High Attendance securityholder. All shares issued to the selling securityholders and founders of Demio vested and are outstanding as of December 31, 2023. On July 1, 2022, all shares issued to the High Attendance securityholder were cancelled and are not outstanding as of December 31, 2023 and 2022. Upon the closing of the Merger, the restrictions on the outstanding shares were lifted and the shares became freely tradeable.

Yorkville Standby Equity Purchase Agreement (“SEPA”)

On December 14, 2023, the Company entered into the SEPA with YA II PN, LTD, a Cayman Islands exempt limited partnership managed by Yorkville Advisors Global, LP (“Yorkville”) in connection with the Merger. Pursuant to the SEPA, subject to certain conditions, the Company shall have the option, but not the obligation, to sell to Yorkville, and Yorkville shall subscribe for, an aggregate amount of up to up to $100,000,000 of the Company’s shares of Class A common stock, par value $0.0001 per share, at the Company’s request any time during the commitment period commencing on December 14, 2023 and terminating on the 36-month anniversary of the SEPA (the “SEPA Option”).

Each advance (each, an “Advance”) the Company requests under the SEPA (notice of such request, an “Advance Notice”) may be for a number of shares of Class A common stock up to the greater of (i) 10,000 shares or (ii) such amount as is equal to 100% of the average daily volume traded of Class A common stock during the five trading days immediately prior to the date the Company requests each Advance; provided, in no event shall the number of shares of Class A common stock issued cause the aggregate shares of Class A common stock held by Yorkville and its affiliates as of any such date to exceed 9.99% of the total number of shares of Class A common stock outstanding as of the date of the Advance Notice (less any such shares held by Yorkville and its affiliates as of such date) (the “Exchange Cap”). The shares would be purchased, at the Company’s election, at a purchase price equal to either:

i) 95% of the average daily Volume Weighted Average Price (“VWAP”) of Class A Common Stock on the Nasdaq Stock Market (“Nasdaq”), subject to certain conditions per the SEPA (the “Option 1 Pricing Period; or

ii) 96% of the lowest daily VWAP of Class A Common Stock during the three trading days commencing on the Advance Notice date, subject to certain conditions per the SEPA (the “Option 2 Pricing Period”).

Any purchase under an Advance would be subject to certain limitations, including that Yorkville shall not purchase or acquire any shares that would result in it and its affiliates beneficially owning more than 9.99% of the then outstanding voting power or number of shares of Class A common stock or any shares that, aggregated with shares issued under all other earlier Advances, would exceed 19.99% of all shares of Class A common stock and Class B common stock of the Company, par value $0.0001 per share, outstanding on the date of the SEPA, unless Company securityholder approval was obtained allowing for issuances in excess of such amount.

The SEPA Option was determined to be a freestanding financial instrument which did not meet the criteria to be accounted for as a derivative instrument or to be recognized within equity. Pursuant to ASC 815 Derivatives and Hedging (“ASC 815”), the Company will therefore recognize the SEPA Option as an asset or liability, measured at fair value at the date of issuance, December 14, 2023, and in subsequent reporting periods, with changes in fair value recognized in earnings. The SEPA Option was determined to have a fair value of $0 at December 14, 2023 and December 31, 2023.

In connection with the execution of the SEPA, the Company paid a cash structuring fee to Yorkville in the amount of $35,000 (the “Structuring Fee”). Additionally, (a) Legacy Banzai issued to Yorkville immediately prior to the Closing of the Merger on December 14, 2023 such number of shares of Legacy Banzai’s Class A common stock such that upon the Closing, Yorkville received 6,000 shares of Class A common stock (the “Closing Shares”) having an aggregate fair value of $3,288,000 at issuance, as a holder of shares of Class A common stock of Legacy Banzai, and (b) the Company agreed to pay a commitment fee of $500,000 to Yorkville at the earlier of (i) March 14, 2024 or (ii) the termination of the SEPA, which will be payable, at the option of the Company, in cash or shares of Class A common stock through an Advance (the “Deferred Fee”). The aggregate fair value of the Structuring Fee, the Closing Shares, and the Deferred Fee of $3,823,000 was recorded to general and administrative expense upon execution of the SEPA.

Pursuant to the terms of the SEPA, at any time that there is a balance outstanding under the Yorkville Convertible Note, Yorkville has the right to receive shares to pay down the principal balance, and may select the timing and delivery of such shares (via an “Investor Notice”), in an amount up to the outstanding principal balance on the Yorkville Convertible Note at a purchase price equal to the lower of (i) $10.00 per share of Class A common stock (the “Fixed Price”), or (ii) 90% of the lowest daily Volume Weighted Average Price (“VWAP”) of Class A common stock on Nasdaq during the 10 consecutive Trading Days immediately preceding the Investor Notice date or other date of determination (the “Variable Price”). The Variable Price shall not be lower than $2.00 per share (the “Floor Price”). The Floor Price shall be adjusted (downwards only) to equal 20% of the average VWAP for the five trading days immediately prior to the date of effectiveness of the initial Registration Statement. Notwithstanding the foregoing, the Company may reduce the Floor Price to any amount via written notice to Yorkville, provided that such amount is no more than 75% of the closing price on the Trading Day immediately prior to the time of such reduction and no greater than $2.00 per share of Class A common stock (the “Conversion Price”). At any time that there is a balance outstanding under the Yorkville Convertible Note, the Company is not permitted to issue Advance Notices under the SEPA unless an Amortization Event has occurred under the terms of the Yorkville Convertible Note agreement. Refer to Note 21 Subsequent Events for further details

There were no Advance Notices issued pursuant to the SEPA during the year ended December 31, 2023 or as of the date that these financial statements were issued.

Cantor Fee Agreement

On December 28, 2023, the Company issued 22,279 shares of Class A Common Stock to Cantor pursuant to the Fee Reduction Agreement. See Note 17-Commitments and Contingencies for further details of this transaction.